Loans, financing and debentures	12 Months Ended
Jun. 30, 2022
Loans Financing Debentures And Finance Leases Abstract
Loans, financing and debentures

17. Loans, financing and debentures

	Annual interest rates and charges - %
Index	2022	2021	2022	2021
Financing for agricultural costs
Fixed rate + CDI	100+1.80	100+1.80	-	40,561
Fixed rate	3.24	3.24	-	8,055
Fixed rate	4.26	-	6,106	-
Fixed rate	6.30	6.30	-	111,590
Fixed rate	6.34	6.34	1,493	2,436
Fixed rate	3.50	3.50	-	3,078
Fixed rate	7.64	7.64	7,930	9,779
Fixed rate	4.91	4.91	-	25,716
Fixed rate	9.85	-	4,147	-
			19,676	201,215
Financing for agricultural costs (USD)
Fixed rate	7.39	7.00	-	2,564
Fixed rate	3.66	-	16,760	-
			16,760	2,564
Financing for agricultural costs (PYG)
Fixed rate	9.60	8.25	16,628	18,101
Fixed rate	9.50	9.50	6,815	8,191
Fixed rate	8.75	-	9,206	-
			32,649	26,292
Bahia project financing
Fixed rate	3.50	3.50	9,661	10,373
			9,661	10,373
Financing of working capital (USD)
Fixed rate	4.40	-	10,840	-
			10,840	-
Financing of working capital (EUR)*
Fixed rate + CDI 100%	1.32	1.32	-	23,230
			-	23,230
Financing of sugarcane
Fixed rate	6.76	6.76	1,230	1,963
Fixed rate	6.34	6.34	32,694	31,879
Fixed rate	3.76	3.76	-	28,150
			33,924	61,992
Debentures
CDI	106.50	106.50	30,897	58,045
CDI	110.00	110.00	31,096	43,717
Fixed rate + IPCA	5.37+100.00	5.37+100.00	274,396	244,565
			336,389	346,327

(-) Transaction costs			(6,858)	(8,812)
			453,041	663,181

Current			123,411	322,046
Non-current			329,630	341,135

Keys:

USD – U.S. currency (dollar)

PYG – Paraguayan currency (Guarani)

IPCA – National consumer price index

CDI – Interbank certificate of deposit

*EUR – Loan in EUR backed by a swap linked to CDI + 1.85% p.a.

Breakdown of debt by index

	2022	2021
Fixed rate	116,652	253,063
CDI and fixed rate +CDI	61,993	165,553
Fixed rate + IPCA	274,396	244,565
	453,041	663,181

Maturities of short- and long-term loans and financing are broken down as follows:

	2022	2021
1 year	123,411	322,046
2 years	81,571	55,984
3 years	66,568	21,904
4 years	63,813	9,448
5 years	59,735	7,003
Above 5 years	57,943	246,796
	453,041	663,181

Changes in loans and financing during the year ended June 30, 2022 and 2021 are as follows:

	2021	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2022
Agricultural cost financing	201,215	10,000	(180,929)	(18,767)	8,157	-	19,676
Agricultural cost financing abroad	28,856	32,282	(11,032)	(3,856)	3,626	(467)	49,409
Bahia project financing	10,373	-	(912)	(141)	341	-	9,661
Working Capital Financing	23,230	-	(24,421)	(325)	142	1,374	-
Financing of working capital (USD)	-	9,971	-	-	109	760	10,840
Sugarcane Financing	61,992	8,183	(36,610)	(2,527)	2,886	-	33,924
Debentures	346,327	-	(42,651)	(16,081)	48,794	-	336,389
Transaction costs	(8,812)	-	-	-	1,954	-	(6,858)
	663,181	60,436	(296,555)	(41,697)	66,009	1,667	453,041

	2020	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2021
Agricultural cost financing (Reais)	170,024	35,856	(12,939)	(2,062)	10,336	-	201,215
Agricultural cost financing (PYG)	36,049	8,095	(13,303)	(2,919)	2,809	(1,875)	28,856
Bahia project financing	10,254	-	(226)	(8)	353	-	10,373
Working Capital Financing	77,516	185,000	(237,000)	(2,355)	2,022	(1,953)	23,230
Financing of machinery and equipment – FINAME	230	-	(218)	(8)	4	(8)	-
Sugarcane Financing	73,290	27,486	(39,497)	(2,582)	3,295	-	61,992
Debentures	148,432	240,000	(42,647)	(6,557)	7,099	-	346,327
Transaction costs	(1,682)	(8,247)	-	-	1,117	-	(8,812)
	514,113	488,190	(345,830)	(16,491)	27,035	(3,836)	663,181

a)	Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2022 the Company’s financial agreements did not require compliance with financial covenants, but rather only operating covenants, on which the Company is in compliance.

b)	Debentures

1st Issue

On May 25, 2018, one hundred forty-two thousand, two hundred (142,200) non-convertible debentures were subscribed to and paid in, with security interest, in the total of R$142,200 (R$85,200 for the first series and R$57,000 for the second series).

The maturity date of the first-series debentures is August 1, 2022 (“maturity date of the first series”) and their unit face value will be paid in three (3) annual installments, the first on July 30, 2020 and the final on the maturity date of the first series. Compensatory interest corresponding to one hundred six point fifty percent (106.50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 (“maturity date of the second series”) and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020 and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the overnight DI rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.

The Debentures were linked to a securitization transaction, serving as guarantee for the issue of Certificates of Agribusiness Receivables (“CRA”) pursuant to Law 11,076/2004 and CVM Instruction 414/2004, which were the object of a public distribution offer with restricted efforts, under CVM Instruction 476/2009 (“Restricted Offer”).

The Debentures are backed by security interest in the form of fiduciary sale of properties owned by the Company and registered under no. 6,254, 6,267 and 6,405, all of them at the Property Records Office of Correntina in the state of Bahia.

2nd Issue

On May 5, 2021, the Company issued two hundred forty thousand (240,000) non-convertible debentures in the aggregate amount of R$240,000, in a single series, with total duration of seven (7) years.

The debentures will be amortized in two (2) equal installments due on April 13, 2027 and April 12, 2028, with compensatory interest on the amount of principal corresponding to the Broad National Consumer Price Index (IPCA) plus 5.3658% p.a., to be paid in seven (7) annual instalments.

The Debentures were linked to a securitization transaction and backed by the issue of Certificates of Agribusiness Receivables (“CRA”), pursuant to CVM Instruction 400/03 and CVM Instruction 600/18. The Debentures are backed by security interest in the form of fiduciary sale of the properties owned by the Company and registered under numbers 6,257, 6,335, 6,377, 6,405 and 6,462, all at the Real Estate Registry Office of Correntina, Bahia.

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

As of June 30, 2022, the Company is in compliance with the covenants described above.